Insurance and reinsurance contracts - Insurance contract liabilities - expected cash flows (discounted) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Insurance/Reinsurance contracts - expected recognition
Amounts payable on demand form insurance contracts	$ 136,648	$ 123,724
Insurance
Insurance/Reinsurance contracts - expected recognition
Liabilities	174,498	147,565	$ 139,839
Insurance | Including Joint Ventures And Associates
Insurance/Reinsurance contracts - expected recognition
Liabilities	199,482	170,669	161,818
Insurance | Best estimate liabilities (BEL)
Insurance/Reinsurance contracts - expected recognition
Liabilities	152,016	127,942	120,115
Insurance | Best estimate liabilities (BEL) | 1 year or less
Insurance/Reinsurance contracts - expected recognition
Liabilities	(1,134)	(2,317)
Insurance | Best estimate liabilities (BEL) | After 1 year to 2 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	(918)	(910)
Insurance | Best estimate liabilities (BEL) | After 2 years to 3 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	2,096	1,140
Insurance | Best estimate liabilities (BEL) | After 3 years to 4 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	4,286	3,351
Insurance | Best estimate liabilities (BEL) | After 4 years to 5 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	6,279	4,707
Insurance | Best estimate liabilities (BEL) | After 5 years to 10 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	29,121	22,466
Insurance | Best estimate liabilities (BEL) | After 10 years to 15 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	27,742	21,715
Insurance | Best estimate liabilities (BEL) | After 15 years to 20 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	21,275	18,396
Insurance | Best estimate liabilities (BEL) | After 20 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	63,269	59,394
Insurance | Best estimate liabilities (BEL) | Group Share Relating To Jvs And Associates
Insurance/Reinsurance contracts - expected recognition
Liabilities	22,659	20,925
Insurance | Best estimate liabilities (BEL) | Group Share Relating To Jvs And Associates | 1 year or less
Insurance/Reinsurance contracts - expected recognition
Liabilities	(92)	(178)
Insurance | Best estimate liabilities (BEL) | Group Share Relating To Jvs And Associates | After 1 year to 2 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	509	439
Insurance | Best estimate liabilities (BEL) | Group Share Relating To Jvs And Associates | After 2 years to 3 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	454	943
Insurance | Best estimate liabilities (BEL) | Group Share Relating To Jvs And Associates | After 3 years to 4 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	495	683
Insurance | Best estimate liabilities (BEL) | Group Share Relating To Jvs And Associates | After 4 years to 5 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	483	772
Insurance | Best estimate liabilities (BEL) | Group Share Relating To Jvs And Associates | After 5 years to 10 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	2,746	2,734
Insurance | Best estimate liabilities (BEL) | Group Share Relating To Jvs And Associates | After 10 years to 15 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	2,832	2,686
Insurance | Best estimate liabilities (BEL) | Group Share Relating To Jvs And Associates | After 15 years to 20 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	2,656	2,159
Insurance | Best estimate liabilities (BEL) | Group Share Relating To Jvs And Associates | After 20 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	12,576	10,687
Insurance | Best estimate liabilities (BEL) | Including Joint Ventures And Associates
Insurance/Reinsurance contracts - expected recognition
Liabilities	174,675	148,867	$ 139,673
Insurance | Best estimate liabilities (BEL) | Including Joint Ventures And Associates | 1 year or less
Insurance/Reinsurance contracts - expected recognition
Liabilities	(1,226)	(2,495)
Insurance | Best estimate liabilities (BEL) | Including Joint Ventures And Associates | After 1 year to 2 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	(409)	(471)
Insurance | Best estimate liabilities (BEL) | Including Joint Ventures And Associates | After 2 years to 3 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	2,550	2,083
Insurance | Best estimate liabilities (BEL) | Including Joint Ventures And Associates | After 3 years to 4 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	4,781	4,034
Insurance | Best estimate liabilities (BEL) | Including Joint Ventures And Associates | After 4 years to 5 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	6,762	5,479
Insurance | Best estimate liabilities (BEL) | Including Joint Ventures And Associates | After 5 years to 10 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	31,867	25,200
Insurance | Best estimate liabilities (BEL) | Including Joint Ventures And Associates | After 10 years to 15 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	30,574	24,401
Insurance | Best estimate liabilities (BEL) | Including Joint Ventures And Associates | After 15 years to 20 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	23,931	20,555
Insurance | Best estimate liabilities (BEL) | Including Joint Ventures And Associates | After 20 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	$ 75,845	$ 70,081